Loan Payables	6 Months Ended
Jun. 30, 2024
Loan Payables [Abstract]
LOAN PAYABLES

15. LOAN PAYABLES

In June 2021, BEP, the discontinued entity entered a loan agreement of $14,549 for purchasing a videojet with interest rate of 14.11% and a term of three-years. In September 2021, BEP entered another loan agreement of $39,218 for purchasing a spectrophotometer workstation with interest rate of 10.26% and a term of five-years. The Company recorded interest expense of $3,524 and $4,899 during the years ended December 31, 2023 and 2022, respectively. The loan was disposed as a result of disposal of BEP on December 31, 2023.